Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046-1173

713 626 1919 www.invesco.com/us
May 20, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK No. 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectus relating to Institutional Class shares of Invesco Pacific Growth Fund and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of Invesco Commodities Strategy Fund, Invesco Global Advantage Fund, Invesco Pacific Growth Fund and Invesco Van Kampen Global Tactical Asset Allocation Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 114 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 114 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on May 20, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel